UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page



        Report for the Calendar Year or Quarter Ended December 31, 2010

Check here if Amendment:           |_|; Amendment Number: |_|

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Wesley Capital Management, LLC

Address:  717 5th Avenue
          14th Floor
          New York, NY 10022


13F File Number: 028-10713

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Arthur Wrubel
Title:  Managing Member
Phone:  (212) 421-7002



Signature, Place and Date of Signing:

/s/ Arthur Wrubel               New York, New York          February 14, 2011
-----------------------     --------------------------    ----------------------
     [Signature]                 [City, State]                     [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).


[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)


[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: None

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:           2

Form 13F Information Table Entry Total:      32

Form 13F Information Table Value Total:    $398,786
                                           (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number          Name

1.       028-13112                  Wesley Capital Master Fund, Ltd.

2.       028-13111                  Wesley Capital QP, LP

                                           FORM 13F INFORMATION TABLE
                                          Wesley Capital Management LLC
                                                December 31, 2010




COLUMN 1                      COLUMN  2        COLUMN 3   COLUMN 4        COLUMN 5      COLUMN 6       COLUMN 7      COLUMN 8

                              TITLE                       VALUE     SHRS OR   SH/ PUT/  INVESTMENT      OTHER     VOTING AUTHORITY
NAME OF ISSUER                OF CLASS         CUSIP      (X$1000)  PRN AMT   PRN CALL  DISCRETION      MGRS  SOLE   SHARED  NONE
--------------                --------         ------     --------  -------   --- ----  ----------      ----  ----   ------  ----
AMB PROPERTY CORP             COM              00163T109   3,805      120,000 SH        Shared-Defined  1,2     120,000
ANNALY CAP MGMT INC           COM              035710409  30,688    1,712,500 SH        Sole                          0    1,712,500
BANK OF AMERICA CORPORATION   COM              060505104   9,338      700,000     PUT   Shared-Defined  1,2     700,000
BLOCK H & R INC               COM              093671105   1,191      100,000     PUT   Shared-Defined  1,2     100,000
BROOKDALE SR LIVING INC       COM              112463104  12,846      600,000 SH        Shared-Defined  1,2     600,000
CVB FINL CORP                 COM              126600105   2,562      295,500     PUT   Shared-Defined  1,2     295,500
CHIMERA INVT CORP             COM              16934Q109   4,932    1,200,000 SH        Shared-Defined  1,2     200,000    1,000,000
CITIGROUP INC                 COM              172967101  17,028    3,600,000 SH        Shared-Defined  1,2   3,600,000
CYPRESS SHARPRIDGE INVTS INC  COM              23281A307  17,936    1,389,241 SH        Shared-Defined  1,2     350,000    1,039,241
DOUGLAS EMMETT INC            COM              25960P109   3,337      201,000 SH        Shared-Defined  1,2     201,000
DUKE REALTY CORP              COM NEW          264411505   4,050      325,000 SH        Shared-Defined  1,2     325,000
DUPONT FABROS TECHNOLOGY INC  COM              26613Q106  11,517      541,480 SH        Shared-Defined  1,2     541,480
EQUITY LIFESTYLE PPTYS INC    COM              29472R108  18,177      325,000 SH        Shared-Defined  1,2     325,000
FOREST CITY ENTERPRISES INC   CL A             345550107  31,572    1,891,700 SH        Shared-Defined  1,2   1,891,700
GLIMCHER RLTY TR              SH BEN INT       379302102  13,020    1,550,000 SH        Shared-Defined  1,2   1,550,000
HATTERAS FINL CORP            COM              41902R103  12,411      410,000 SH        Sole                          0      410,000
HUDSON PAC PPTYS INC          COM              444097109   8,634      573,686 SH        Shared-Defined  1,2     573,686
LENNAR CORP                   CL A             526057104   6,938      370,000 SH        Shared-Defined  1,2     370,000
MFA FINANCIAL INC             COM              55272X102  85,099   10,428,783 SH        Shared-Defined  1,2   5,100,000    5,328,783
MI DEVS INC                   CL A SUB VTG     55304X104   6,883      254,000 SH        Shared-Defined  1,2     254,000
MACERICH CO                   COM              554382101  27,238      575,000 SH        Shared-Defined  1,2     575,000
PROLOGIS                      SH BEN INT       743410102   7,220      500,000 SH        Shared-Defined  1,2     500,000
REGENCY CTRS CORP             COM              758849103   5,069      120,000 SH        Shared-Defined  1,2     120,000
RYLAND GROUP INC              COM              783764103   6,216      365,000 SH        Shared-Defined  1,2     365,000
SL GREEN RLTY CORP            COM              78440X101   6,751      100,000 SH        Shared-Defined  1,2     100,000
SPDR GOLD TRUST               GOLD SHS         78463V107   3,468       25,000 SH        Shared-Defined  1,2      25,000
SPDR SERIES TRUST             KBW REGN BK ETF  78464A698   7,935      300,000 SH        Shared-Defined  1,2     300,000
SIMON PPTY GROUP INC NEW      COM              828806109  13,929      140,000 SH        Shared-Defined  1,2     140,000
SIX FLAGS ENTMT CORP NEW      COM              83001A102   2,691       49,469 SH        Shared-Defined  1,2      49,469
STARWOOD PPTY TR INC          COM              85571B105   4,296      200,000 SH        Shared-Defined  1,2     200,000
TAUBMAN CTRS INC              COM              876664103   8,834      175,000 SH        Shared-Defined  1,2     175,000
TWO HBRS INVT CORP            COM              90187B101   3,176      324,398 SH        Shared-Defined  1,2     224,398      100,000




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